Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue from cryptocurrency mining	$ 21,065,113
Cost and operating expenses
Cost of revenues (exclusive of depreciation and amortization shown below)	(14,104,628)
Depreciation and amortization expenses	(3,324,655)
General and administrative expenses	(2,515,117)	(1,993,325)	(1,891,213)
Total operating expenses	(19,944,400)	(1,993,325)	(1,891,213)
Income (Loss) from Operations	1,120,713	(1,993,325)	(1,891,213)
Realized gain on exchange of cryptocurrencies	805,557
Interest income	41
Other expenses	(1,965)
Net income (loss) from continuing operations before income taxes	1,924,346	(1,993,325)	(1,891,213)
Income tax expenses
Net income (loss) from continuing operations	1,924,346	(1,993,325)	(1,891,213)
Net loss from discontinued operations	(3,834,683)	(7,682,866)	(1,645,913)
Net loss	(1,910,337)	(9,676,191)	(3,537,126)
Other comprehensive loss
Foreign currency translation adjustment		(75,120)	(391,463)
Reclassified to net loss from discontinued operations, net of tax	100,185
Income loss from discontinued operations, net of tax	100,185	(75,120)	(391,463)
Comprehensive loss	$ (1,810,152)	$ (9,751,312)	$ (3,928,589)
Weighted average number of ordinary share outstanding
Basic and Diluted (in Shares)	30,591,122	15,197,815	14,392,001
Loss per share
Basic and Diluted (in Dollars per share)	$ (0.06)	$ (0.62)	$ (0.24)